Schedule of Warrant Activity (Details) - $ / shares shares in Thousands		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average exercise price, Balance		$ 1.00	$ 1.00
Weighted average exercise price, Balance	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Warrant [Member]
Number of Warrants, Balance		4,050,000	4,050,000
Weighted average exercise price, Balance		$ 1,000.00	$ 1,000.00
Weighted average remaining contractual life (years) outstanding	7 years 4 months 13 days	7 years 7 months 13 days	7 years 10 months 13 days	8 years 10 months 13 days
Number of Warrants, Issed
Weighted average exercise price, Issed
Number of Warrants, Exercised
Weighted average exercise price, Exercised
Number of Warrants, Cancelled
Weighted average exercise price, Cancelled
Number of Warrants, Balance	4,050,000	4,050,000	4,050,000	4,050,000
Weighted average exercise price, Balance	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00